Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Feb. 28, 2010 Messrs Lam and Vongs [Member]	Dec. 31, 2012 Messrs Lam and Vongs [Member]	Dec. 31, 2011 Messrs Lam and Vongs [Member]	Apr. 18, 2011 Messrs Lam and Vongs [Member]
Agreement Initiation Date						Feb. 02, 2010
Loans Payable			$ 30,000,000	$ 45,000,000	$ 19,300,000				$ 60,000,000
Funding Advance Amount							62,214,078	62,641,619
Debt Instrument, Maturity Date	Apr. 18, 2014
Convertible Debt Value Per Share		20
Convertible Debt		$ 3,000,000
Common Stock Closing Prices Description		Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.
Working Capital Description						This funding commitment terminates at the end of the fiscal quarter that AGRL's working capital is not less than $100,000,000.